Schedule III — Supplementary Insurance Information	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information, Disclosure
International General Insurance Holdings Ltd.
Schedule III — Supplementary Insurance Information
As At and For the Years Ended December 31, 2024, 2023 and 2022

Column A	Column B	Column C	Column D	Column F	Column G	Column H	Column I	Column J	Column K
Segment	Deferred policy acquisition costs, net	Reserve for unpaid loss and loss adjustment expenses	Unearned premiums	Gross written premiums	Investment income	Net loss and loss adjustment expenses	Net policy acquisition expenses	General and administrative expenses	Net written premiums
	(Expressed in thousands of U.S. Dollars)
December 31, 2024
Long-tail	$31,608	$396,391	$174,013	$204,428	$—	$(78,741)	$(28,073)	$—	$136,245
Short-tail	32,725	329,151	272,535	412,335	—	(103,249)	(40,488)	—	271,405
Reinsurance	2,722	68,701	18,696	83,383	—	(34,122)	(10,974)	—	81,899
Corporate and other	—	—	—	—	51,883	—	—	(90,362)	—
Total	$67,055	$794,243	$465,244	$700,146	$51,883	$(216,112)	$(79,535)	$(90,362)	$489,549

December 31, 2023
Long-tail	$33,386	$356,995	$180,410	$226,862	$—	$(69,250)	$(31,160)	$—	$152,962
Short-tail	28,984	305,731	245,500	400,682	—	(93,085)	(35,997)	—	283,117
Reinsurance	2,902	49,372	17,615	61,134	—	(26,752)	(7,819)	—	61,134
Corporate and other	—	—	—	—	40,460	—	—	(78,927)	—
Total	$65,272	$712,098	$443,525	$688,678	$40,460	$(189,087)	$(74,976)	$(78,927)	$497,213

December 31, 2022
Long-tail	N/A	N/A	N/A	$233,046	$—	$(50,530)	$(33,066)	$—	$167,491
Short-tail	N/A	N/A	N/A	317,412	—	(89,942)	(31,525)	—	193,809
Reinsurance	N/A	N/A	N/A	31,525	—	(17,090)	(5,608)	—	31,525
Corporate and other	—	—	—	—	20,947	—	—	(67,243)	—
Total	N/A	N/A	N/A	$581,983	$20,947	$(157,562)	$(70,199)	$(67,243)	$392,825